Financial Instruments (Details 33) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments [Line Items]
Financial liabilities at FVTPL	$ 0	$ 24
Derivative financial instruments - hedging	34,943	59,686
Total	34,943	59,710
Gross amounts offset in the consolidated statement of financial position	0	0
Net amount of liabilities presented in the consolidated statement of financial position	34,943	59,710
Gross amounts not offset in the consolidated statement of financial position Financial instruments	0	0
Gross amounts not offset in the consolidated statement of financial position Cash collateral pledged	(50,241)	(59,012)
Gross amounts not offset in the consolidated statement of financial position Net Amount	(15,298)	698
Financial liabilities at Fair value other comprehensive income [Member]
Disclosure of financial instruments [Line Items]
Gross amounts offset in the consolidated statement of financial position		0
Net amount of liabilities presented in the consolidated statement of financial position		24
Gross amounts not offset in the consolidated statement of financial position Financial instruments		0
Gross amounts not offset in the consolidated statement of financial position Cash collateral pledged		0
Gross amounts not offset in the consolidated statement of financial position Net Amount		24
Derivative financial instruments hedging [Member]
Disclosure of financial instruments [Line Items]
Gross amounts offset in the consolidated statement of financial position	0	0
Net amount of liabilities presented in the consolidated statement of financial position	34,943	59,686
Gross amounts not offset in the consolidated statement of financial position Financial instruments	0	0
Gross amounts not offset in the consolidated statement of financial position Cash collateral pledged	(50,241)	(59,012)
Gross amounts not offset in the consolidated statement of financial position Net Amount	(15,298)	674
Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Financial liabilities at FVTPL		24
Derivative financial instruments - hedging	34,943	59,686
Total	$ 34,943	59,710
Gross carrying amount [member] | Financial liabilities at Fair value other comprehensive income [Member]
Disclosure of financial instruments [Line Items]
Financial liabilities at FVTPL		24
Gross carrying amount [member] | Derivative financial instruments hedging [Member]
Disclosure of financial instruments [Line Items]
Derivative financial instruments - hedging		$ 59,686